Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (18,038)	$ (76)
Other comprehensive loss, net of tax:
Translation adjustment	(2,724)	0
Unrealized loss on hedging instruments	(351)	0
Other comprehensive loss, net of tax	(3,075)	0
Total comprehensive loss	(21,113)	(76)
Less: Predecessor comprehensive loss prior to initial public offering on July 23, 2014	(10,357)	(76)
Comprehensive loss subsequent to initial public offering	(10,756)	0
Less: comprehensive loss attributable to non-controlling interest:
Net loss	(3,667)
Translation adjustment	(1,898)
Unrealized loss on hedging instruments	(244)
Comprehensive loss attributable to noncontrolling interest	(5,809)
Comprehensive loss attributable to TerraForm Power, Inc. Class A stockholders	$ (4,947)